Earnings/ (Loss) per share - Basic and Diluted (Tables)	12 Months Ended
Dec. 31, 2014
Earnings per share, Basic [Abstract]:
Schedule Of Earnings per share, Basic and Diluted [Table TextBlock]

	2012	2013	2014
	Basic EPS	Basic EPS	Basic EPS
Net income	$81,129	$103,087	$115,087
Less: paid and accrued earnings allocated to Preferred Stock	-	(1,536)	(11,909)
Net income available to common stockholders	81,129	101,551	103,178
Weighted average number of common shares, basic and diluted	67,612,842	74,800,000	74,800,000
Earnings per common share, basic and diluted	$1.20	$1.36	$1.38